Employee benefit plans	12 Months Ended
Dec. 31, 2022
Employee benefit plans
Employee benefit plans

16.Employee benefit plans

General

The Company recognizes pension costs and related pension liabilities for current and future benefits to qualified current and former employees of the Company. The Company’s pension plans are structured in accordance with the differing legal, economic and fiscal circumstances in each country. The Company currently has two types of plans, defined benefit and defined contribution plans. In general, plan benefits in defined benefit plans are based on all or a portion of the employees’ years of services and final salary. Plan benefits in defined contribution plans are determined by the amount of contribution by the employee and the employer, both of which may be limited by legislation, and the returns earned on the investment of those contributions.

Upon retirement under defined benefit plans, the Company is required to pay defined benefits to former employees when the defined benefits become due. Defined benefit plans may be funded or unfunded. The Company has five major defined benefit plans, one funded plan in the U.S. and one in France as well as one unfunded plan in Germany and two in France.

Actuarial assumptions generally determine benefit obligations under defined benefit plans. The actuarial calculations require the use of estimates. The main factors used in the actuarial calculations affecting the level of the benefit obligations are: assumptions on life expectancy, the discount rate and future salary and benefit levels. Under the Company’s funded plans, assets are set aside to meet future payment obligations. An estimated return on the plan assets is recognized as income in the respective period. Actuarial gains and losses are generated when there are variations in the actuarial assumptions and by differences between the actual and the estimated projected benefit obligations and the return on plan assets for that year. The Company’s pension liability is impacted by these actuarial gains or losses.

Under defined contribution plans, the Company pays defined contributions to an independent third party as directed by the employee during the employee’s service life, which satisfies all obligations of the Company to the employee. The employee retains all rights to the contributions made by the employee and to the vested portion of the Company paid contributions upon leaving the Company. The Company has a defined contribution plan in the U.S.

Defined benefit pension plans

During the first quarter of 2002 FMCH, the Company’s U.S. subsidiary, curtailed its defined benefit and supplemental executive retirement plans. Under the curtailment amendment for substantially all employees eligible to participate in the plan, benefits have been frozen as of the curtailment date and no additional defined benefits for future services will be earned. The Company has retained all employee benefit obligations as of the curtailment date. Each year FMCH contributes at least the minimum amount required by the Employee Retirement Income Security Act of 1974, as amended. In 2022, FMCH did not have a minimum funding requirement. The Company voluntarily provided €1,127 to the defined benefit plan. Expected funding for 2023 is €1,153.

The benefit obligation for all defined benefit plans at December 31, 2022 and 2021, including funded and unfunded obligations, are presented in the following table:

Benefit obligation for defined benefit plans
in € THOUS	2022	2021
Partially funded obligations
U.S. plan	331,158	417,889
French plan	5,926	6,459

Unfunded obligations
German plan	394,432	649,270
French plans	10,700	10,928

Total benefit obligations	742,216	1,084,546

Controlling and managing the administration of the plan in the U.S. was delegated by the Company to an administrative committee. This committee has the authority and discretion to manage the assets of the fund and to approve and adopt certain plan amendments. The board of directors of National Medical Care, Inc., a subsidiary of the Company, reserves the right to approve or adopt all major plan amendments, such as termination, modification or termination of the future benefit accruals and plan mergers with other pension plans.

Related to defined benefit plans, the Company is exposed to certain risks. Besides general actuarial risks, e.g. the longevity risk and the interest rate risk, the Company is exposed to market risk as well as to investment risk.

The following table shows the changes in benefit obligations, the changes in plan assets, the net funded position and the net liability of the pension plans. Benefits paid as shown in the changes in benefit obligations represent payments made from both the funded and unfunded plans while the benefits paid as shown in the changes in plan assets include only benefit payments from the Company’s funded benefit plan.

Net pension liability

in € THOUS

	2022	2021
Change in benefit obligation:
Benefit obligation at beginning of year	1,084,546	996,237
Foreign currency translation (gains) losses	27,307	32,169
Current service cost	42,367	37,409
Past service cost	(512)	988
Interest cost	22,466	20,298
Transfer of plan participants	219	(247)
Actuarial (gains) losses arising from changes in financial assumptions	(405,106)	26,504
Actuarial (gains) losses arising from changes in demographic assumptions	756	1,540
Actuarial (gains) losses arising from experience adjustments	3,298	(3,150)
Remeasurements	(401,052)	24,894
Benefits paid	(33,125)	(26,828)
Settlements	—	(374)
Benefit obligation at end of year	742,216	1,084,546

Change in plan assets:
Fair value of plan assets at beginning of year	335,170	311,073
Foreign currency translation gains (losses)	21,974	25,869
Interest income from plan assets	10,539	9,504
Actuarial gains (losses) arising from experience adjustments	(82,457)	9,113
Actual return on plan assets	(71,918)	18,617
Employer contributions	1,127	1,005
Benefits paid	(26,892)	(21,394)
Fair value of plan assets at end of year	259,461	335,170
Net funded position at end of year	482,755	749,376
Benefit plans offered by other subsidiaries	45,467	45,270
Net pension liability at end of year	528,222	794,646

For the years 2022 and 2021, there were no effects from the asset ceiling.

At December 31, 2022, the weighted average duration of the defined benefit obligation was 15 years (2021: 19 years).

Pension assets and liabilities related to benefit plans offered by the Company and its subsidiaries as of December 31, 2022 and 2021 are presented in the following table:

Pension plan assets and liabilities
in € THOUS	2022	2021
Pension plan liabilities
U.S. plan	71,790	82,823
German plan	394,432	649,270
French plans	16,533	17,283
Total	482,755	749,376
Thereof current(1)	9,193	8,085
Thereof non-current(2)	473,562	741,291

Benefit plans offered by other subsidiaries
Pension assets (3)	—	(385)
Current pension liabilities(1)	4,810	4,324
Non-current pension liabilities(2)	40,657	41,331
Total other pension liabilities, net	45,467	45,270
(1)	Recorded in the line item “Current provisions and other current liabilities” in the consolidated balance sheets.
(2)	Recorded in non-current liabilities as “Pension liabilities” in the consolidated balance sheets.
(3)	Recorded as “Other non-current assets” in the consolidated balance sheets.

Non-current pension liabilities were €514,219 and €782,622 at December 31, 2022 and 2021, respectively. The decrease of €268,403 from 2021 to 2022 was mainly attributable to adjustments to the discount rate, which resulted in an actuarial gain to be recognized in the line item “actuarial gain (loss) on defined benefit pension plans” within the consolidated statements of comprehensive income. For the German benefit plan, which accounts for a substantial part of the pension liability, an interest rate of 4.30% was applied as of December 31, 2022 (December 31, 2021: 1.40%).

Approximately 63% of the beneficiaries are located in the U.S. and 8% in France, with the majority of the remaining 29% located in Germany.

The discount rates for all plans are based upon yields of portfolios of highly rated debt instruments with maturities that mirror each plan’s benefit obligation. The Company’s discount rates at December 31, 2022 and 2021 are the weighted average of these plans based upon their benefit obligations.

The following weighted-average assumptions were utilized in determining benefit obligations at December 31, 2022 and 2021:

Weighted average assumptions

in %

	2022	2021

Discount rate	4.86	2.02
Rate of compensation increase	3.22	3.17
Rate of pension increase	2.00	1.75

Sensitivity analysis

Increases and decreases in principal actuarial assumptions by 0.5 percentage points would affect the pension liability at December 31, 2022 as follows:

Sensitivity analysis

in € THOUS

	0.5% increase	0.5% decrease

Discount rate	(51,498)	58,360
Rate of compensation increase	8,447	(8,289)
Rate of pension increase	24,819	(22,605)

An increase of the mortality rate of 10% would reduce the pension liability by €17,215, while a decrease of 10% would increase the pension liability by €19,187 as of December 31, 2022.

The sensitivity analysis was calculated based on the average duration of the pension obligations determined at December 31, 2022. The calculations were performed isolated for each significant actuarial parameter, in order to show the effect on the fair value of the pension liability separately.

The sensitivity analysis for compensation increases and for pension increases excludes the U.S. pension plan because it is frozen and therefore is not affected by changes from these two actuarial assumptions.

The defined benefit pension plans’ net periodic benefit costs are comprised of the following components for the years ended December 31, 2022, 2021 and 2020:

Components of net periodic benefit cost

in € THOUS

	2022	2021	2020

Service cost	42,367	37,409	40,213
Net interest cost	11,927	10,794	10,452
Prior service cost	(512)	988	(244)
(Gains) losses from settlements	—	(374)	(331)
Net periodic benefit costs	53,782	48,817	50,090

Service cost and net interest cost are allocated as personnel expense within costs of revenues; selling, general and administrative expense; or research and development expense. This is depending upon the area in which the beneficiary is employed. The gain from settlement is included in selling, general and administrative expense.

The following weighted-average assumptions were used in determining net periodic benefit cost for the years ended December 31, 2022, 2021 and 2020:

Weighted average assumptions

in %

	2022	2021	2020

Discount rate	2.02	2.02	2.35
Rate of compensation increase	3.17	3.17	3.18
Rate of pension increase	1.75	1.46	1.70

Expected benefit payments are as follows:

Defined benefit pension plans: cash outflows

in € THOUS

	2022	2021

1 year	30,996	28,191
1 – 3 years	67,545	60,421
3 – 5 years	75,674	67,795
5 – 10 years	216,216	196,501
Total	390,431	352,908

Plan Assets

The following table presents the fair values of the Company´s pension plan assets at December 31, 2022 and 2021:

Fair values of plan assets
in € THOUS
		Quoted prices				Quoted prices
		in active				in active
		markets for	Significant	Significant		markets for	Significant	Significant
		identical	observable	unobservable		identical	observable	unobservable
Asset category	Total	assets	inputs	inputs	Total	assets	inputs	inputs
		(Level 1)	(Level 2)	(Level 3)		(Level 1)	(Level 2)	(Level 3)

		2022				2021
Equity investments
Index funds(1)	73,252	8,588	64,664	—	94,384	9,850	84,534	—

Fixed income investments
Government securities(2)	3,996	3,789	207	—	9,221	8,964	257	—
Corporate bonds(3)	169,634	—	169,634	—	211,992	—	211,992	—
Other bonds(4)	9,995	—	3,897	6,098	15,529	—	7,313	8,216
U.S. treasury money market funds(5)	2,491	2,491	—	—	3,940	3,940	—	—

Other types of investments
Cash, money market and mutual funds(6)	93	93	—	—	104	104	—	—
Total	259,461	14,961	238,402	6,098	335,170	22,858	304,096	8,216
(1)	This category comprises low-cost equity index funds not actively managed that track the S&P 500, S&P 400, Russell 2000, MSCI Emerging Markets Index and the Morgan Stanley International EAFE Index.
(2)	This Category comprises fixed income investments by the U.S. government and government sponsored entities.
(3)	This Category primarily represents investment grade bonds of U.S. issuers from diverse industries.
(4)	This Category comprises private placement bonds as well as collateralized mortgage obligations.
(5)	This Category represents funds that invest in U.S. treasury obligations directly or in U.S. treasury backed obligations.
(6)	This Category represents cash, money market funds as well as mutual funds comprised of high grade corporate bonds.

The methods and inputs used to measure the fair value of plan assets at the balance sheet date are as follows:

●	Common stocks are valued at their market prices.
●	Index funds are valued based on market quotes.
●	Government bonds are valued based on both market prices and market quotes.
●	Corporate bonds and other bonds are valued based on market quotes.
●	Cash is stated at nominal value which equals the fair value.
●	U.S. Treasury money market funds as well as other money market and mutual funds are valued at their market price.

Plan investment policy and strategy in the U.S.

The Company periodically reviews the assumption for long-term expected return on pension plan assets. As part of the assumptions review, a range of reasonable expected investment returns for the pension plan as a whole was determined based on an analysis of expected future returns for each asset class weighted by the allocation of the assets. The range of returns developed relies both on forecasts, which include the actuarial firm’s expected long-term rates of return for each significant asset class or economic indicator, and on broad-market historical benchmarks for expected return, correlation, and volatility for each asset class.

The Company´s overall investment strategy is to achieve a mix of approximately 99% of investments for long-term growth and income and 1% in cash or cash equivalents. Investment income and cash or cash equivalents are used for near-term benefit payments. Investments are governed by the plan investment policy and include well diversified index funds or funds targeting index performance.

The plan investment policy, utilizing a revised target investment allocation in a range around 26% equity and 74% fixed income investments, considers that there will be a time horizon for invested funds of more than 5 years. The total portfolio will be measured against a custom index that reflects the asset class benchmarks and the target asset allocation. The plan investment policy does not allow investments in securities of the Company or other related party securities. The performance benchmarks for the separate asset classes include: S&P 500 Index, S&P 400 Mid-Cap Index, Russell 2000 Index, MSCI EAFE Index, MSCI Emerging Markets Index, Barclays Capital Long-Corporate Bond Index, Bloomberg Barclays U.S. Corporate High Yield Index, and Bloomberg Barclays U.S. High Yield Fallen Angel 3% Capped Index.

Defined contribution plans

Most FMCH employees are eligible to join a 401(k) savings plan. Employees can deposit up to 75% of their pay up to a maximum of $22.5 (€21.1) if under 50 years old ($30.0 (€28.1) if 50 or over) under this savings plan. The Company will match 50% of the employee deposit up to a maximum Company contribution of 3% of the employee’s pay. The Company’s total expense under this defined contribution plan for the years ended December 31, 2022, 2021, and 2020, was €77,329, €67,612 and €64,855 respectively.

Additionally, the Company contributed for the years ended December 31, 2022, 2021, and 2020 €30,272, €30,370 and €28,096 to state pension plans.